Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Human Capital Management and Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of such material nonpublic information for purposes of affecting the value of executive compensation. The timing of grants is aligned with the start of the new fiscal year as a way to incentivize the executives to deliver on our strategic objectives for the new fiscal year. The following table presents information regarding option awards granted to our NEOs in the fiscal year 2024, during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing material nonpublic information and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant date(1)	Number of securities underlying the award	Exercise price of the award ($/share)	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately
					following the disclosure of material nonpublic information
Todd Davis	2/27/2024	131,723	89.20	5,142,650	20%
Tavo Espinoza	2/27/2024	29,272	89.20	1,142,820	20%
Andrew Reardon	2/27/2024	29,272	89.20	1,142,820	20%
Matthew Korenberg	2/27/2024	59,544	89.20	2,285,640	20%
(1) On February 27, 2024, the Company reported its financial results for the three and twelve months ended December 31, 2023 on Form 8-K. On February 29, 2024, the Company reported its financial results for the fiscal year 2023 on Form 10-K.

Award Timing Method	Our Human Capital Management and Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of such material nonpublic information for purposes of affecting the value of executive compensation. The timing of grants is aligned with the start of the new fiscal year as a way to incentivize the executives to deliver on our strategic objectives for the new fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Company does not time the disclosure of such material nonpublic information for purposes of affecting the value of executive compensation. The timing of grants is aligned with the start of the new fiscal year as a way to incentivize the executives to deliver on our strategic objectives for the new fiscal year.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date(1)	Number of securities underlying the award	Exercise price of the award ($/share)	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately
					following the disclosure of material nonpublic information
Todd Davis	2/27/2024	131,723	89.20	5,142,650	20%
Tavo Espinoza	2/27/2024	29,272	89.20	1,142,820	20%
Andrew Reardon	2/27/2024	29,272	89.20	1,142,820	20%
Matthew Korenberg	2/27/2024	59,544	89.20	2,285,640	20%
(1) On February 27, 2024, the Company reported its financial results for the three and twelve months ended December 31, 2023 on Form 8-K. On February 29, 2024, the Company reported its financial results for the fiscal year 2023 on Form 10-K.

Todd C. Davis [Member]
Awards Close in Time to MNPI Disclosures
Name	Todd Davis
Underlying Securities	131,723
Exercise Price | $ / shares	$ 89.20
Fair Value as of Grant Date	$ 5,142,650
Underlying Security Market Price Change	0.20
Tavo Espinoza [Member]
Awards Close in Time to MNPI Disclosures
Name	Tavo Espinoza
Underlying Securities	29,272
Exercise Price | $ / shares	$ 89.20
Fair Value as of Grant Date	$ 1,142,820
Underlying Security Market Price Change	0.20
Andrew Reardon [Member]
Awards Close in Time to MNPI Disclosures
Name	Andrew Reardon
Underlying Securities	29,272
Exercise Price | $ / shares	$ 89.20
Fair Value as of Grant Date	$ 1,142,820
Underlying Security Market Price Change	0.20
Matthew Korenberg [Member]
Awards Close in Time to MNPI Disclosures
Name	Matthew Korenberg
Underlying Securities	59,544
Exercise Price | $ / shares	$ 89.20
Fair Value as of Grant Date	$ 2,285,640
Underlying Security Market Price Change	0.20